Note 9 - Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Land	$ 2,510	$ 2,510
Buildings	6,066	6,066
Equipment	19,999	21,284
Furniture and fixtures	800	779
Leasehold improvements	2,247	2,135
Transportation equipment	622	657
Property leased to others	4,274	3,944
Prepayment for property and equipment	1,839	1,629
	38,357	39,004
Buildings	1,807	1,667
Equipment	19,261	20,521
	24,602	25,268
	13,755	13,736	$ 14,011
Furniture and Fixtures [Member]
Accumulated depreciation	769	733
Leasehold Improvements [Member]
Accumulated depreciation	1,898	1,536
Transportation Equipment [Member]
Accumulated depreciation	544	610
Property Leased to Others [Member]
Accumulated depreciation	$ 323	$ 201